Consolidated Statements of Comprehensive Loss	3 Months Ended				6 Months Ended
	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 $ / shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares
EXPENSES
Accounting, Audit, and Legal	$ 15,850		$ 44,217		$ 31,850		$ 68,217
Bank Charges	132		0		367		0
Consulting	39,727		47,996		92,996		117,092
Filing and Transfer Agent Fees	3,000		6,287		8,487		12,572
Marketing	1,000		0		1,000		4,039
Management Fees	37,835		41,046		88,567		105,566
Office	1,500		430		5,000		527
Total expenses	99,044		139,976		228,267		308,013
LOSS BEFORE OTHER ITEMS	(99,044)		(139,976)		(228,267)		(308,013)
Accretion Expenses	(56,440)		(37,354)		(68,428)		(95,094)
Foreign Exchange Gain	1,275		3,742		1,719		(9,722)
Interest Expenses	9,761		8,292		18,259		13,868
Change in Fair Value of Derivative Instruments	67,459		(627,202)		417,955		(684,311)
NET PROFIT (LOSS) FOR THE PERIOD FROM CONTINUING OPERATIONS	(96,511)		(809,082)		104,720		(1,111,008)
Loss for the period from Discontinued Operations	0		(24,645)				(47,458)
NET COMPREHENSIVE LOSS FOR THE PERIOD	(96,511)		(833,727)		104,720		(1,158,466)
TOTAL NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(96,511)		(810,199)		104,720	$ 104,720	(1,115,625)	$ (1,115,625)
Non-Controlling Interest	$ 0		$ (23,528)		$ 0		$ (42,841)
Basic and Diluted Profit (Loss) per Shares | $ / shares		$ (0.0001)		$ (0.0009)		$ 0.0001		$ (0.012)
Weighted Average Number of Shares Outstanding | shares	1,416,742,448		897,334,479		1,416,742,448	1,416,742,448	897,334,479	897,334,479